UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 12/31/08.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		12/31/08

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:  58320 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

Foster Wheeler Ltd             COM     .G36535139     396   16950SH              Sole               16950
AT&T Corporation               COM     00206R102     2071   72665SH              Sole               72665
Abbott Laboratories            COM     002824100     1987   37226SH              Sole               37226
Aecom Technology Corp          COM     00766T100     1663   54130SH              Sole               54130
Aetna Inc                      COM     00817Y108     1224   42930SH              Sole               42930
Apple Computer                 COM     037833100     1313   15389SH              Sole               15389
Celgene Corp                   COM      151020104    1387   25090SH              Sole               25090
CenterPoint Energy             COM     15189T107     1786  141490SH              Sole              141490
Chevron Corp                   COM      166764100     353    4772SH              Sole                4772
Cisco Systems                  COM     17275R102     1121   68770SH              Sole               68770
Coca-Cola Co                   COM      191216100     544   12010SH              Sole               12010
Colgate-Palmolive              COM      194162103     335    4885SH              Sole                4885
ConocoPhillips                 COM     20825C104     1421   27430SH              Sole               27430
Costco Wholesale               COM     22160K105     1397   26609SH              Sole               26609
Deerfield Capital Corporation  COM      244331104      53   15000SH              Sole               15000
Dominion Resources             COM     25746U109      237    6600SH              Sole                6600
EnCana Corp                    COM      292505104     349    7500SH              Sole                7500
Endo Pharmaceuticals Holdings  COM     29264F205     1521   58780SH              Sole               58780
Ennis Inc                      COM      293389102     163   13486SH              Sole               13486
Exxon Mobil                    COM     30231G102     1262   15813SH              Sole               15813
General Electric               COM      369604103    1162   71750SH              Sole               71750
General Mills                  COM      370334104    2005   33000SH              Sole               33000
Gilead Sciences                COM      375558103    2798   54710SH              Sole               54710
H J Heinz                      COM      423074103    1450   38570SH              Sole               38570
J P Morgan Chase & Co          COM     46625H100     1865   59160SH              Sole               59160
Johnson & Johnson              COM      478160104     908   15184SH              Sole               15184
Jupitermedia Corporation       COM     48207D101      510 1341588SH              Sole             1341588
Kraft Foods                    COM     50075N104      202    7533SH              Sole                7533
L-3 Communications Holdings    COM      502424104    1620   21952SH              Sole               21952
McDonalds Corp                 COM      580135101    2372   38140SH              Sole               38140
Medco Health Solutions Inc     COM     58405U102     2031   48465SH              Sole               48465
Monsanto Co                    COM     61166W101     1182   16800SH              Sole               16800
Oracle Systems                 COM     68389X105      294   16556SH              Sole               16556
Patriot Scientific Corp        COM     70336N107        1   10000SH              Sole               10000
PepsiCo Inc                    COM      713448108    2257   41217SH              Sole               41217
Petrohawk Energy Corp          COM      716495106     531   34000SH              Sole               34000
Procter & Gamble               COM      742718109     606    9803SH              Sole                9803
Rambus Inc                     COM      750917106    1490   93605SH              Sole               93605
Rick's Cabaret                 COM      765641303      40   10000SH              Sole               10000
Schlumberger                   COM      806857108     936   22120SH              Sole               22120
Stericycle                     COM      858912108    1566   30078SH              Sole               30078
Thermo Fisher                  COM      883556102    1155   33890SH              Sole               33890
Travelers Group                COM     89417E109     1692   37430SH              Sole               37430
United Technologies            COM      913017109    1825   34050SH              Sole               34050
United Healthcare              COM     91324P102     1535   57700SH              Sole               57700
Verizon Communications         COM     92343V104     1782   52560SH              Sole               52560
Wells Fargo                    COM      949746101    1488   50470SH              Sole               50470
Yum Brands Inc                 COM      988498101    1648   52325SH              Sole               52325
Zimmer Holdings Inc            COM     98956P102      786   19450SH              Sole               19450